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Kurv TaxOptimized U.S. Large Cap ETF
Kurv TaxOptimized U.S. Large Cap ETF (TICKER: LCTO) - SUMMARY
Investment Objective
The Kurv TaxOptimized U.S. Large Cap ETF (the “Fund”) seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
A secondary objective seeks to maximize risk-adjusted after tax current income.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Kurv TaxOptimized U.S. Large Cap ETF Kurv TaxOptimized U.S. Large Cap ETF
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.10%	[1]
Acquired Fund Fees and Expenses	0.15%	[2]
Total Annual Fund Operating Expenses	0.75%
Fee Waiver	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.55%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.
[3]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until June 30, 2025, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.40%, of average daily net assets (“Operating Expense Limitation Agreement”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This Operating Expense Limitation Agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Fund’s adviser, Kurv Investment Management LLC.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (including the effect of the Operating Expenses Limitation Agreement through June 30, 2025). The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Kurv TaxOptimized U.S. Large Cap ETF | Kurv TaxOptimized U.S. Large Cap ETF | USD ($)	56	220

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Principal Investment Strategies

The Fund seeks to exceed the total return of the S&P 500 Index (the “Benchmark”) by investing under normal circumstances in U.S. large cap equity exchanged traded funds (ETFs) as well as derivatives on U.S. large cap ETFs, backed by a portfolio of Fixed Income Instruments and Preferred Securities Instruments.

“Fixed Income Instruments” will primarily consist of municipal bonds and municipal bond ETFs but may include non-municipal bonds, bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well ETFs on such instruments. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETFs primarily investing in preferred securities. The Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Fund normally uses option contracts on U.S. large cap equity ETFs and U.S. large cap equity ETFs to attempt to equal or exceed the daily performance of the Benchmark. The value of option contracts on U.S. large cap equity ETFs as well as U.S. large cap equity ETFs should closely track changes in the ETFs underlying indices. The Fund typically will seek to gain long exposure to the Benchmark in an amount, under normal circumstances, approximately equal to the Fund’s net assets. The Fund may also invest directly in common stocks and index derivatives, such as futures, options on futures, and swaps.

As derivatives tracking U.S. large cap equity ETFs may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly for the equivalent amount of exposure, the remainder of the Fund’s assets may be invested in Fixed Income Instruments. Kurv actively manages the Fixed Income Instruments held by the Fund in a tax optimized manner with a view toward enhancing the Fund’s total return. The Fund looks at the universe of Fixed Income Instruments and Preferred Securities and estimates the after-tax income associated with each of those investments, and then trades those assets in such a way as to achieve a high level of risk-adjusted after-tax income. Where relevant, the Adviser may use data from third party research providers in assessing Fixed Income Instruments and Preferred Securities and in allocating such instruments to the portfolio.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities of U.S. large capitalization companies, U.S. large cap equity ETFs or derivatives on U.S. large cap equity ETFs, the value of which are linked to equity securities issued by large-capitalization companies.  For the purpose of the Fund's 80% policy, a large capitalization company has a market capitalization within the range represented in the S&P 500 Index (between approximately $6.5 billion and $2.9 trillion (as of December 31, 2023 at the time of purchase. The Fund will consider the investments of the underlying ETFs in which it invests when determining compliance with its 80% policy.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in large cap equity ETFs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Kurv TaxOptimized U.S. Large Cap ETF | Risk Lose Money [Member]
As with all ETFs, there is the risk that you could lose money through your investment in the Fund.
Kurv TaxOptimized U.S. Large Cap ETF | Interest Rate Risk [Member]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv TaxOptimized U.S. Large Cap ETF | Call Risk [Member]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv TaxOptimized U.S. Large Cap ETF | Credit Risk [Member]

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv TaxOptimized U.S. Large Cap ETF | High Yield Risk [Member]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv TaxOptimized U.S. Large Cap ETF | Market Risk [Member]

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv TaxOptimized U.S. Large Cap ETF | Issuer Risk [Member]

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Kurv TaxOptimized U.S. Large Cap ETF | Liquidity Risk [Member]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv TaxOptimized U.S. Large Cap ETF | Derivatives Risk [Member]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv TaxOptimized U.S. Large Cap ETF | Equity Risk [Member]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv TaxOptimized U.S. Large Cap ETF | Large Cap Securities Risk [Member]

Large Cap Securities Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Kurv TaxOptimized U.S. Large Cap ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv TaxOptimized U.S. Large Cap ETF | Municipal Bond Risk [Member]

Municipal Bond Risk: Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.

Kurv TaxOptimized U.S. Large Cap ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Exchange-Traded Fund (ETF) Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv TaxOptimized U.S. Large Cap ETF | Market Price Variance Risk [Member]
Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.
Kurv TaxOptimized U.S. Large Cap ETF | Authorized Participant Risk [Member]
Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.
Kurv TaxOptimized U.S. Large Cap ETF | Trading Issues [Member]
Trading Issues: In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
Kurv TaxOptimized U.S. Large Cap ETF | Absence of Active Trading Market Risk [Member]
Absence of Active Trading Market Risk: An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
Kurv TaxOptimized U.S. Large Cap ETF | Foreign (Non-U.S.) Investment Risk [Member]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv TaxOptimized U.S. Large Cap ETF | Emerging Markets Risk [Member]
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv TaxOptimized U.S. Large Cap ETF | Sovereign Debt Risk [Member]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv TaxOptimized U.S. Large Cap ETF | Currency Risk [Member]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv TaxOptimized U.S. Large Cap ETF | Leveraging Risk [Member]

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv TaxOptimized U.S. Large Cap ETF | Tax Optimization Investing Risk [Member]

Tax Optimization Investing Risk: The Fund’s tax optimization strategies may reduce your taxable income, but will not eliminate it. Managing the Fund to maximize after-tax returns may have a negative effect on Fund performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Kurv TaxOptimized U.S. Large Cap ETF | New Fund Risk [Member]

New Fund Risk:  the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv TaxOptimized U.S. Large Cap ETF | Small Fund Risk [Member]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv TaxOptimized U.S. Large Cap ETF | Management Risk [Member]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Kurv TaxOptimized U.S. Large Cap ETF | Short Exposure Risk [Member]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Kurv TaxOptimized U.S. Large Cap ETF | Collateralized Loan Obligations Risk [Member]

Collateralized Loan Obligations Risk: the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly